Stock Option Plans (Summary Of Stock Option Plans) (Detail)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Stock Option Plan [Line Items]
Outstanding as of December 31, 2013	736,274	214,518	192,729	267,856
Available for future issuance under plan		342,420
Totals authorized by plan		556,938
2007 Plan
Stock Option Plan [Line Items]
Outstanding as of December 31, 2013		79,009
Available for future issuance under plan		0
Totals authorized by plan		79,009
2009 Plan
Stock Option Plan [Line Items]
Outstanding as of December 31, 2013		135,509
Available for future issuance under plan		342,420
Totals authorized by plan		477,929